Principal Accounting Policies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥) Segment	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2014	Dec. 31, 2013 CNY (¥)
Significant Accounting Policies [Line Items]
Accumulated deficit		¥ (2,897,802,287)		¥ (2,304,020,698)		$ (417,370,342)
Net loss		(667,089,945)	$ (96,080,937)	(354,181,969)	¥ (128,942,408)
Current liabilities exceeded total assets		222,900,000				32,100,000
Funds raised for the development of CrossFire new mobile game		57,499,910				8,281,710
Cash equivalents, bank deposits | $						4,200,000			$ 100,000
Cash and cash equivalents		38,878,076		49,010,541	181,482,300	5,599,608			$ 7,058,986		¥ 156,987,201
Allowance for doubtful accounts receivable | ¥				711,908	76,246
Advertising expenses		2,500,000	400,000	3,200,000	22,500,000
Unrestricted government subsidies from local government		¥ 1,100,000	$ 200,000	300,000	¥ 1,200,000
Number of operating segment | Segment		1	1
Carrying value of convertible notes		¥ 197,300,000				28,400,000
Fair value of convertible notes		300,800,000				43,300,000
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
Significant Accounting Policies [Line Items]
Cash and cash equivalents		10,000,000		¥ 48,100,000		$ 1,400,000
Bank of Shanghai
Significant Accounting Policies [Line Items]
Credit facility	¥ 50,000,000							$ 7,200,000
Proceeds from credit facility		¥ 25,000,000	$ 3,600,000
Credit facility term	1 year
Line of credit annual interest rate		6.525%				6.525%
Red 5 Studios, Inc. ("Red 5")
Significant Accounting Policies [Line Items]
Percentage of shareholding		34.71%				34.71%				79.20%
Minimum
Significant Accounting Policies [Line Items]
Premium features with a stated expiration time, range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time		1 day	1 day
Share-based awards vesting period		1 year	1 year
Maximum
Significant Accounting Policies [Line Items]
Premium features with a stated expiration time, range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time		180 days	180 days
Perpetual features with no predetermined expiration, period over which revenue is recognized ratably over estimated average lives of the perpetual features		1 year	1 year
Share-based awards vesting period		4 years	4 years
Acquired game licenses | Minimum
Significant Accounting Policies [Line Items]
Intangible Assets, useful life		2 years	2 years
Acquired game licenses | Maximum
Significant Accounting Policies [Line Items]
Intangible Assets, useful life		7 years	7 years
Land use right
Significant Accounting Policies [Line Items]
Intangible Assets, useful life		44 years	44 years
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Significant Accounting Policies [Line Items]
Funds raised for the development of CrossFire new mobile game		¥ 57,500,000				$ 8,300,000	¥ 57,500,000
Additional funds aimed to be raised for the development of CrossFire new mobile game		¥ 100,000,000				$ 14,400,000